[HARDING LOEVNER]

Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Institutional Class
Prospectus dated December 31, 2008
Supplement dated as of April 28, 2009

Effective immediately, the Prospectus is revised as follows:

The following is added to “Principal Risks”  on page 8 of the Prospectus:

•
Concentration:   The Portfolio’s investment policies permit it to invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.  At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political and other factors that affect that industry group.  Investment opportunities in many frontier market countries may be concentrated in the banking industry.  In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded.  The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries.  Issuers in the banking industry may be subject to additional risks such as increased competition within the industry or changes in legislation or government regulations affecting the industry.  The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.  Such risks may be magnified with respect to securities of issuers in frontier emerging markets.  Please refer to the Portfolio’s statement of additional information for further information relating to concentration.

[HARDING LOEVNER]

Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Investor Class
Prospectus dated December 31, 2008
Supplement dated as of April 28, 2009

Effective immediately, the Prospectus is revised as follows:

The following is added to “Principal Risks” on page 4 of the Prospectus:

•
Concentration:   The Portfolio’s investment policies permit it to invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index.  At any time the Portfolio has such a concentration of investments in a single industry group, it will be particularly vulnerable to adverse economic, political and other factors that affect that industry group.  Investment opportunities in many frontier market countries may be concentrated in the banking industry.  In many frontier emerging markets, banks are among the largest publicly-traded companies and their securities are among the most widely traded.  The banking industry is a comparatively narrow segment of the economy generally, including in frontier emerging market countries and, therefore, the Portfolio may experience greater volatility than portfolios investing in a less-concentrated fashion or a broader range of industries.  Issuers in the banking industry may be subject to additional risks such as increased competition within the industry or changes in legislation or government regulations affecting the industry.  The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.  Such risks may be magnified with respect to securities of issuers in frontier emerging markets.  Please refer to the Portfolio’s statement of additional information for further information relating to concentration.

[HARDING LOEVNER]

Harding, Loevner Funds, Inc. (the “Fund”)
Frontier Emerging Markets Portfolio - Institutional Class
Statement of Additional Information dated December 31, 2008
Supplement dated as of April 28, 2009

Effective immediately, the Statement of Additional Information (“SAI”) is revised as follows:

The following paragraph is added to the end of Item (2) under the section titled “Investment Restrictions” beginning on page 13 of the SAI:

The Frontier Emerging Markets Portfolio may invest up to 35% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index, currently the MSCI Frontier Emerging Markets Index1

1 The Frontier Emerging Markets Portfolio may seek to further amend the fundamental investment restriction with respect to concentration of investments upon the concurrence of the staff of the Division of Investment Management of the Securities and Exchange Commission (the “Staff”).  If the Portfolio seeks this additional concentration revision, and the Staff concurs with the request, the Portfolio’s fundamental investment restriction with respect to concentration of investments would be as follows:

The Portfolio may invest up to 50% of its total assets in the securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of its benchmark index, currently the MSCI Frontier Emerging Markets Index.

There is no certainty that the Portfolio will seek the additional concentration revision, nor is there any assurance that the Staff will agree with the additional concentration revision if requested.